Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Class of Warrant or Right [Line Items]
Schedule of company's assets that are measured at fair value on a recurring basis
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account Money Market Funds	$316,991,065	$—	$—
Liabilities
Public Warrants	161,456,462	—	—
Private Placement Warrants	—	—	158,469,002

	161,456,462	—	158,469,002
December 31, 2019

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account Money Market Funds	$316,398,889	$—	$—
Liabilities
Public Warrants	6,282,349	—	—
Private Placement Warrants	—	—	3,312,941

	6,282,349	—	3,312,941

Summary of fair value of the warrant liabilities
The change in the fair value of the warrant liabilities is summarized as follows:

Warrant liabilities (Level 3)
Fair value as of May 10, 2019 (inception)	—
Issuance of Public Warrants and Private Placement Warrants	8,635,764
Change in fair value of Public Warrants and Private Placement Warrants	959,526
Transfer of Public Warrants from Level 3 to Level 1 measurement	(6,282,349)

Fair value of Private Placement Warrants as of December 31, 2019	3,312,941
Change in fair value of Private Placement Warrant s	155,156,061
Fair value of Private Placement Warrants as of December 31, 2020	158,469,002

Public Warrants [Member]
Class of Warrant or Right [Line Items]
Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding fair value assumptions for the Public Warrants:

Initial measurement (July 30 and September 6, 2019)
Stock price	9.82
Exercise price	11.50
Expected term	5.38
Volatility	8.60%
Risk-free rate	1.85%
Dividend yield	0%
Probability of completing a Business Combination	75%

Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding fair value assumptions for the Private Placement Warrants:

	Initial measurement (July 30 and September 6, 2019)	September 30, 2019	December 31, 2019
Market price of public stock	9.82	9.71	9.80
Exercise price	11.50	11.50	11.50
Expected term	5.38	5.21	4.96
Volatility	8.60%	14.10%	10.50%
Risk-free rate	1.85%	1.55%	1.68%
Dividend yield	0%	0%	0%
Probability of completing a Business Combination	75%	75%	75%

	March 30, 2020	June 30, 2020	September 30, 2020	December 31, 2020
Market price of public stock	9.65	10.05	15.60	40.08
Exercise price	11.50	11.50	11.50	11.50
Expected term	4.71	4.46	4.59	4.47
Volatility	14.20%	15.10%	46.30%	74.30%
Risk-free rate	0.36%	0.26%	0.26%	0.31%
Dividend yield	0%	0%	0%	0%
Probability of completing a Business Combination	75%	75%	90%	90%